Property and Equipment - Schedule of Major Classifications of Property and Equipment (Details) - USD ($)	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Property and Equipment [Abstract]
Property and equipment, gross	$ 465,091	$ 465,091	$ 465,092
Less accumulated depreciation	(383,368)	(377,702)	(355,039)
Property and equipment, net	$ 81,723	$ 87,389	$ 110,053